Pledged Assets - Assets Pledged as Collaterals (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Property, plant and equipment	$ 2,432	$ 2,462
Land held under development (included in inventories)	0	1,999
Restricted assets (included in other assets - others)	163	209
Assets pledged as collateral	$ 2,595	$ 4,670